CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Income Statement [Abstract]
Revenues
Operating expenses:
Exploration cost	869,616	1,413,593	2,283,209
Compensation and related taxes	194,735	2,258,937	2,453,672
Consulting fees	1,641	1,848,640	1,850,281
Impairment expense		2,400,000	2,400,000
Professional fees	7,500	221,518	229,018
General and administrative expenses	46,291	159,995	206,286
Total operating expenses	(1,119,783)	(8,302,683)	(9,422,466)
Loss from operations	(1,119,783)	(8,302,683)	(9,422,466)
Other expense
Interest expense		11,556	11,556
Total other expenses		11,556	11,556
Loss before provision for income taxes	(1,119,783)	(8,314,239)	(9,434,022)
Provision for income taxes
Net loss	$ (1,119,783)	$ (8,314,239)	$ (9,434,022)
WEIGHTED AVERAGE COMMON SHARES
Basic and Diluted	25,000,000	51,498,259	40,821,146
NET LOSS PER COMMON SHARE:
OUTSTANDING - Basic and Diluted	$ (0.04)	$ (0.16)	$ (0.23)